CREDIT AND LOANS FROM BANKS - Disclosure of Long-term bank loans (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Total bank loans	$ 18,605	$ 327
Less - current maturities	1,353	5,422
Long term bank loan
Disclosure of detailed information about borrowings [line items]
Total bank loans	22,583	1,428
Less - current maturities	(3,978)	(1,101)
Total borrowings	$ 18,605	$ 327